REVENUES (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	$ 32,978	$ 31,438	$ 31,876
Total Development and other services	5,847	7,867	10,628
Use of IP rights	18,155	14,293	7,959
Total Lottery Revenues	56,980	53,598	50,463
Total Aspire revenues	134,558	112,100	0
Total Revenues	191,538	165,698	50,463
Turnkey contracts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	31,001	29,729	29,882
Games [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	1,977	1,709	1,994
Total Aspire revenues	43,879	18,265	0
Development and other services from Aspire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	0	767	1,617
Development and other services from NPI [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	4,349	5,651	7,578
Development and other services from Michigan Joint Operation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	1,498	1,449	1,433
Core [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Aspire revenues	56,728	80,475	0
Sports [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Aspire revenues	$ 33,951	$ 13,360	$ 0